EMPLOYEE BENEFIT PLANS (Items Not Yet Recognized as a Component of Postretirement Expense) (Details) (USD $) In Millions, unless otherwise specified	Jun. 30, 2014	Jun. 30, 2013
Retirement Income [Member]
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss (gain)	$ 247	$ 239
Prior service cost (benefit)	1
Net deferred income tax (assets) liabilities	(92)
Accumulated other comprehensive loss (income)	156
Retirement Health Care [Member]
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss (gain)	(29)	(29)
Prior service cost (benefit)	(9)
Net deferred income tax (assets) liabilities	14
Accumulated other comprehensive loss (income)	$ (24)